Income tax expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income taxes for the year	$ 3,145	$ 3,644	$ 417
Current income tax (benefit) expense related to prior years	(1,298)	926	(90)
Total current income tax expense	1,847	4,570	327
Recognition of previously unrecognized tax credits	11	(22,745)	0
Recognition of previously unrecognized tax credits	(1,080)	(2,311)	0
Other	361	(993)	0
Deferred tax expense (income) recognised in profit or loss	(708)	(26,049)	0
Income tax expense (benefit)	$ 1,139	$ (21,479)	$ 327